Related Party Transactions	6 Months Ended
Jun. 30, 2021
Related Party Transactions
Related Party Transactions

8. Related Party Transactions

The Group had the following balances with related parties which have been included in the unaudited condensed consolidated statements of financial position:

Current Assets

Dividends receivable and other amounts due from related parties

	December 31,	June 30,
	2020	2021
Dividends receivable from associate (Note 3)	1,250	875
Other receivables	9	9
Total	1,259	884

Current Liabilities

Amounts due to related parties

	December 31,	June 30,
	2020	2021
Ship management creditors	124	146
Amounts due to related parties	164	45

Ship management creditors’ liability comprises cash collected from Egypt LNG Shipping Ltd. to cover the obligations of its vessel under the Group’s management.

Amounts due to related parties of $45 as of June 30, 2021 (December 31, 2020: $164) are expenses paid by a related party on behalf of the Group and payables to other related parties for the office lease and other operating expenses.